CONTINGENCIES (Details) $ in Millions	1 Months Ended																					6 Months Ended	12 Months Ended	45 Months Ended	96 Months Ended
	May 31, 2026 USD ($)	Apr. 30, 2026 USD ($)	Mar. 31, 2026 USD ($)	Jan. 31, 2026 USD ($)	Dec. 31, 2025 USD ($) case	Sep. 30, 2025 USD ($)	Apr. 30, 2025 charge	Dec. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Aug. 31, 2024 USD ($) case	Jul. 31, 2024 infraction	Jan. 31, 2023 USD ($)	Nov. 30, 2022 USD ($)	Feb. 28, 2019 USD ($)	Jan. 31, 2019	Nov. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Apr. 30, 2016 USD ($)	Jun. 30, 2014 USD ($) assessment	May 31, 2014 USD ($)	Mar. 31, 2012 USD ($)	Jun. 30, 2026 USD ($) case	Dec. 31, 2025 motion	Dec. 31, 2025 USD ($) case tax_assessment	Dec. 31, 2025 assessment	May 15, 2026 USD ($)	Oct. 31, 2024	Nov. 30, 2023 USD ($)
2011 to 2018 Tax Year
Disclosure of contingent liabilities [line items]
Damages sought																						$ 66.0
Number of cases | case																						6
Tax assessments issued | assessment																									6
ArcelorMittal Brasil S.A.
Disclosure of contingent liabilities [line items]
Damages sought																						$ 54.0
Number of tax assessments | assessment																			2
Reduced VAT rate											0.18
State VAT Rate											0.28
Number of motions filed | motion																							2
Number of claims filed | tax_assessment																								20
ArcelorMittal Brasil S.A. | Case 1
Disclosure of contingent liabilities [line items]
Damages sought																					$ 20.0
ArcelorMittal Brasil S.A. | Case 2
Disclosure of contingent liabilities [line items]
Damages sought																			$ 5.0
ArcelorMittal Brasil S.A. | Case 3
Disclosure of contingent liabilities [line items]
Damages sought																			$ 0.5
Percentage of tax assessment reduced					0.95
ArcelorMittal Brasil S.A. | Case 4
Disclosure of contingent liabilities [line items]
Damages sought													$ 28.0
ArcelorMittal Brasil S.A. | The 2028 Tax Year
Disclosure of contingent liabilities [line items]
Loss contingency, tax penalty sought				$ 70.0								$ 19.0
Loss contingency, tax penalty sought, percentage of assessment												0.50
Other non-current liabilities, income taxes payable																												$ 70.0
ArcelorMittal Brasil S.A. | 2019 To 2020 Tax Period
Disclosure of contingent liabilities [line items]
Damages sought										$ 118.0
Number of claims pending | case										11
ArcelorMittal Brasil S.A. | 2019 To 2020 Tax Period | Unfavorable administrative decisions
Disclosure of contingent liabilities [line items]
Number of claims pending | case										11
ArcelorMittal Brasil S.A. | Other legal claims and contingencies
Disclosure of contingent liabilities [line items]
Damages sought																	$ 61.0
ArcelorMittal Brasil S.A. | Value Added Tax
Disclosure of contingent liabilities [line items]
Damages sought																						$ 97.0		$ 74.0
Reduced VAT rate															0.18
State VAT Rate															0.28
ArcelorMittal Brasil S.A. | Value Added Tax | Under juridicial review
Disclosure of contingent liabilities [line items]
Damages sought																								$ 39.0
Number of cases | case																								12
ArcelorMittal Brasil S.A. | Value Added Tax | Unfavorable administrative decisions
Disclosure of contingent liabilities [line items]
Damages sought																								$ 7.0
Number of cases | case																								3
ArcelorMittal Brasil S.A. | Value Added Tax | Awaiting judgment
Disclosure of contingent liabilities [line items]
Damages sought																								$ 28.0
Number of cases | case																								5
ArcelorMittal Brasil S.A. | Tax claims
Disclosure of contingent liabilities [line items]
Damages sought												$ 207.0
Percentage of tax assessment reduced		0.70
Loss contingency, reduction in damages sought		$ 145.0
ArcelorMittal Brasil S.A. | PIS COFINS Credits | 2019 To 2020 Tax Period
Disclosure of contingent liabilities [line items]
Loss contingency, tax penalty sought					$ 102.0
Number of claims pending | case										10
ArcelorMittal Brasil S.A. | PIS COFINS Credits | 2019 To 2020 Tax Period | Unfavorable administrative decisions
Disclosure of contingent liabilities [line items]
Number of claims filed | case					9
ArcelorMittal Brasil S.A. | PIS COFINS Credits | 2019 To 2020 Tax Period | Appealed filed
Disclosure of contingent liabilities [line items]
Number of cases appealed | case					9
ArcelorMittal Brasil S.A. | Corporate Income Tax (IRPJ and CSLL)
Disclosure of contingent liabilities [line items]
Reduction in tax assessment						$ 7.0		$ 71.0
ArcelorMittal Comercializadora de Energia
Disclosure of contingent liabilities [line items]
Damages sought																		$ 42.0		$ 21.0
Loss contingency, reduction in damages sought														$ 7.0		$ 12.0
Tax infractions analyzed | infraction											1
ArcelorMittal Comercializadora de Energia | Minimum
Disclosure of contingent liabilities [line items]
Percentage tax value, penalties																											100.00%
ArcelorMittal Comercializadora de Energia | Tax Credits on Interstate Sales of Electricity
Disclosure of contingent liabilities [line items]
Maximum percentage of tax value				0.50
ArcelorMittal Comercializadora de Energia | Retroactive Application of New Law
Disclosure of contingent liabilities [line items]
Damages sought	$ 63.0
Reduction in tax assessment				$ 41.0
ArcelorMittal Las Truchas | 2014 Tax Year
Disclosure of contingent liabilities [line items]
Damages sought			$ 95.0
ArcelorMittal Las Truchas | 2013 to 2015 Tax Year
Disclosure of contingent liabilities [line items]
Damages sought									$ 223.0
ArcelorMittal Canada Inc
Disclosure of contingent liabilities [line items]
Number of environmental charges | charge							200
Settlement amount																										$ 70.0